NOTE 3 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Advertising Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Details
Advertising Expense	$ 0	$ 0